Investments (Tables)	12 Months Ended
Dec. 31, 2020
Investments [Abstract]
Schedule of investments
The composition of the investment portfolio is presented as follows:

	As of December 31,
($ in thousands)	2020	2019
Fixed income securities, at fair value	$4,918,874	$4,434,362
Mortgage loans, net	621,702	733,258
Equity securities, at fair value	251,437	274,133
Limited partnership interests	343,251	386,310
Short-term investments, at fair value	133,045	224,098
Policy loans	37,294	38,583
Other	8,097	5,237
Total	$6,313,700	$6,095,981

Schedule for fixed income securities at amortized cost, gross unrealized gains and losses and fair value
The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

($ in thousands)	Amortized cost, net	Gross unrealized		Fair value
		Gains	Losses
December 31, 2020
U.S. government and agencies	$134,490	$10,415	$—	$144,905
Municipal	402,728	141,825	—	544,553
Corporate	3,685,510	471,999	(3,782)	4,153,727
Foreign government	67,435	4,652	—	72,087
MBS	3,329	273	—	3,602
Total fixed income securities	$4,293,492	$629,164	$(3,782)	$4,918,874

December 31, 2019
U.S. government and agencies	$43,280	$9,534	$—	$52,814
Municipal	433,038	119,242	—	552,280
Corporate	3,400,471	277,338	(2,564)	3,675,245
Foreign government	133,635	6,531	—	140,166
MBS	12,683	1,174	—	13,857
Total fixed income securities	$4,023,107	$413,819	$(2,564)	$4,434,362

Schedule for fixed income securities based on contractual maturities
The scheduled maturities for fixed income securities are as follows:

($ in thousands)	As of December 31, 2020
	Amortized cost, net	Fair value
Due in one year or less	$236,261	$241,561
Due after one year through five years	1,259,325	1,348,880
Due after five years through ten years	1,686,785	1,900,883
Due after ten years	1,107,792	1,423,948
	4,290,163	4,915,272
MBS	3,329	3,602
Total	$4,293,492	$4,918,874

Schedule of net investment income
Net investment income for the years ended December 31 is as follows:

($ in thousands)	2020	2019	2018
Fixed income securities	$188,432	$208,816	$214,039
Mortgage loans	34,510	32,566	30,920
Equity securities	3,267	4,283	5,565
Limited partnership interests	817	15,348	43,365
Short-term investments	1,600	4,393	2,966
Policy loans	2,272	2,343	2,339
Investment income, before expense	230,898	267,749	299,194
Investment expense	(8,811)	(11,743)	(11,311)
Net investment income	$222,087	$256,006	$287,883

Schedule of realized capital gains and losses by asset type
Realized capital gains (losses) by asset type for the years ended December 31 are as follows:

($ in thousands)	2020	2019	2018
Fixed income securities	$(2,190)	$1,389	$(1,306)
Mortgage loans	(9,390)	—	466
Equity securities	36,110	40,780	(16,364)
Limited partnership interests	3,520	5,383	(3,895)
Derivatives	100,412	59,087	638
Short-term investments	(197)	(12)	(93)
Realized capital gains (losses)	$128,265	$106,627	$(20,554)

Schedule of realized capital gains and losses by transaction type
Realized capital gains (losses) by transaction type for the years ended December 31 are as follows:

($ in thousands)	2020	2019	2018
Sales	$(1,861)	$4,698	$(1,548)
Credit losses (1)	(10,388)	(169)	(285)
Valuation of equity investments (2)	40,102	43,011	(19,359)
Valuation and settlements of derivative instruments	100,412	59,087	638
Realized capital gains (losses)	$128,265	$106,627	$(20,554)
____________________
(1)Due to the adoption of the measurement of credit losses on financial instruments accounting standard, prior period other-than-temporary impairment write-downs are now presented as credit losses.
(2)Includes valuation of equity securities and certain limited partnership interests where the underlying assets are predominately public equity securities
Schedule of valuation changes
Gross realized gains (losses) on sales of fixed income securities for the years ended December 31 are as follows:

($ in thousands)	2020	2019	2018
Gross realized gains	$3,165	$4,863	$4,397
Gross realized losses	(5,099)	(3,305)	(5,418)
The following table presents the net pre-tax appreciation (decline) recognized in net income of equity securities and limited partnership interests carried at fair value that are still held as of December 31, 2020 and 2019, respectively.

	For the years ended December 31,
($ in thousands)	2020	2019
Equity securities	$39,830	$29,558
Limited partnership interests carried at fair value	13,787	9,165
Total	$53,617	$38,723

Schedule of other-than-temporary impairment losses by asset type
Credit losses recognized in net income (1) for the years ended December 31 are as follows:

($ in thousands)	2020	2019	2018
Fixed income securities:
MBS	$(255)	$(169)	$(285)
Total fixed income securities	(255)	(169)	(285)
Mortgage loans	(9,691)	—	—
Limited partnership interests	(538)	—	—
Total credit losses by asset type	(10,484)	(169)	(285)
Liabilities
Commitments to fund commercial mortgage loans	97	—	—
Total	$(10,387)	$(169)	$(285)
_______________
(1)Due to the adoption of the measurement of credit losses on financial instruments accounting standard, realized capital losses previously reported as other-than-temporary impairment write-downs are now presented as credit losses.

Schedule of unrealized net capital gains and losses included in accumulated other comprehensive income
Unrealized net capital gains and losses included in AOCI are as follows:

($ in thousands)	Fair value	Gross unrealized		Unrealized net gains (losses)
December 31, 2020		Gains	Losses
Fixed income securities	$4,918,874	$629,164	$(3,782)	$625,382
Short-term investments	133,045	76	(1)	75
EMA limited partnerships (1)				(350)
Unrealized net capital gains and losses, pre-tax				625,107
Amounts recognized for:
Insurance reserves (2)				(321,591)
DAC and DSI (3)				(36,668)
Amounts recognized				(358,259)
Deferred income taxes				(56,038)
Unrealized net capital gains and losses, after-tax				$210,810

December 31, 2019
Fixed income securities	$4,434,362	$413,819	$(2,564)	$411,255
Short-term investments	224,098	4	(17)	(13)
EMA limited partnerships				(205)
Unrealized net capital gains and losses, pre-tax				411,037
Amounts recognized for:
Insurance reserves				(231,357)
DAC and DSI				(21,820)
Amounts recognized				(253,177)
Deferred income taxes				(33,151)
Unrealized net capital gains and losses, after-tax				$124,709
____________________
(1)Unrealized net capital gains and losses for limited partnership interests represent the Company’s share of EMA limited partnerships’ OCI. Fair value and gross unrealized gains and losses are not applicable.
(2)The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at lower interest rates, resulting in a premium deficiency. This adjustment primarily relates to structured settlement annuities with life contingencies (a type of immediate annuity with life contingencies).
(3)The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

Schedule of change in unrealized net capital gains and losses
The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

($ in thousands)	2020	2019	2018
Fixed income securities	$214,127	$256,021	$(212,483)
Short-term investments	88	(9)	9
EMA limited partnerships	(145)	(155)	(40)
Total	214,070	255,857	(212,514)
Amounts recognized for:
Insurance reserves	(90,234)	(150,729)	141,714
DAC and DSI	(14,848)	(19,543)	6,780
Amounts recognized	(105,082)	(170,272)	148,494
Deferred income taxes	(22,887)	(17,973)	13,445
Increase (decrease) in unrealized net capital gains and losses, after-tax	$86,101	$67,612	$(50,575)
The following table shows the principal geographic distribution of commercial real estate represented in the Company’s mortgage loan portfolio. No other state represented more than 5% of the portfolio as of December 31.

(% of mortgage loan portfolio carrying value)	2020	2019
Texas	23.9%	19.9%
California	15.8	16.7
North Carolina	9.3	8.2
Utah	6.7	5.9
New Jersey	4.2	5.6
Nevada	2.9	5.8
Illinois	2.0	5.5
The types of properties collateralizing the mortgage loans as of December 31 are as follows:

(% of mortgage loan portfolio carrying value)	2020	2019
Apartment complex	30.6%	32.6%
Office buildings	28.4	27.4
Retail	16.6	15.6
Warehouse	13.2	16.5
Other	11.2	7.9
Total	100.0%	100.0%
The contractual maturities of the mortgage loan portfolio as of December 31, 2020 are as follows:

($ in thousands)	Number of loans	Amortized cost, net	Percent
2021	6	$44,345	7.1%
2022	8	46,326	7.5
2023	11	82,043	13.2
2024	12	97,143	15.6
Thereafter	46	351,845	56.6
Total	83	$621,702	100.0%

Carrying value for limited partnership interests
The carrying value for limited partnership interest as of December 31 is as follows:

	2020			2019
($ in thousands)	EMA	Fair Value	Total	EMA	Fair Value	Total
Private equity	$204,573	$107,500	$312,073	$251,154	$107,500	$358,654
Real estate	15,814	987	16,801	15,357	1,566	16,923
Other (1)	14,377	—	14,377	10,733	—	10,733
Total	$234,764	$108,487	$343,251	$277,244	$109,066	$386,310
____________
(1)Other consists of certain limited partnership interests where the underlying assets are predominately public equity and debt securities.

Principal geographic distribution of municipal bond	The following table shows the principal geographic distribution of municipal bond issuers represented in the Company’s portfolio as of December 31. No other state represents more than 5% of the portfolio.

(% of municipal bond portfolio carrying value)	2020	2019
California	35.2%	33.3%
Oregon	11.6	10.6
Texas	10.9	10.8
Illinois	8.7	8.0

Schedule of allowance for credit loss
The Company’s allowance for credit losses is presented in the following table.

($ in millions)	December 31, 2020	January 1, 2020
Mortgage loans	$11,093	$6,129
Investments	11,093	6,129
Reinsurance recoverables	624	655
Other assets	4,130	4,259
Assets	15,847	11,043
Commitments to fund mortgage loans	—	97
Liabilities	—	97
Total	$15,847	$11,140
Rollforward of credit loss allowance for fixed income securities for the year ended December 31, 2020 is as follows:

($ in thousands)	2020
Beginning balance	$—
Credit losses on securities for which credit losses not previously reported	(255)
Reduction of allowance related to sales	255
Write-offs	—
Ending balance	$—

Summary of gross unrealized losses and fair value of fixed income and equity securities by length of time
The following table summarizes the gross unrealized losses and fair value of securities by the length of time that individual securities have been in a continuous unrealized loss position.

($ in thousands)	Less than 12 months			12 months or more			Total unrealized losses
	Number of issues	Fair value	Unrealized losses	Number of issues	Fair value	Unrealized losses

December 31, 2020
Fixed income securities
Corporate	46	$154,414	$(2,984)	9	$15,133	$(798)	$(3,782)
MBS	1	—	—	—	—	—	—
Total fixed income securities	47	$154,414	$(2,984)	9	$15,133	$(798)	$(3,782)
Investment grade fixed income securities	20	$111,172	$(1,883)	—	$—	$—	$(1,883)
Below investment grade fixed income securities	27	43,242	(1,101)	9	15,133	(798)	(1,899)
Total fixed income securities	47	$154,414	$(2,984)	9	$15,133	$(798)	$(3,782)

December 31, 2019
Fixed income securities	3
Corporate	44	104,484	(815)	17	31,900	(1,749)	(2,564)
MBS	2	38	—	2	1	—	—
Total fixed income securities	46	$104,522	$(815)	19	$31,901	$(1,749)	$(2,564)
Investment grade fixed income securities	22	$82,142	$(347)	3	$9,845	$(130)	$(477)
Below investment grade fixed income securities	24	22,380	(468)	16	22,056	(1,619)	(2,087)
Total fixed income securities	46	$104,522	$(815)	19	$31,901	$(1,749)	$(2,564)

The following table summarizes gross unrealized losses by unrealized loss position and credit quality as of December 31, 2020.

($ in thousands)	Investment grade	Below investment grade	Total
Fixed income securities with unrealized loss position less than 20% of amortized cost, net (1) (2)	$(1,883)	$(1,635)	$(3,518)
Fixed income securities with unrealized loss position greater than or equal to 20% of amortized cost, net (3) (4)	—	(264)	(264)
Total unrealized losses	$(1,883)	$(1,899)	$(3,782)
_______________
(1)Below investment grade fixed income securities include $1.1 million that have been in an unrealized loss position for less than twelve months.
(2)Related to securities with an unrealized loss position less than 20% of amortized cost, net, the degree of which suggests that these securities do not pose a high risk of having credit losses.
(3)No below investment grade fixed income securities have been in an unrealized loss position for a period of twelve or more consecutive months.
(4)Evaluated based on factors such as discounted cash flows and the financial condition and near-term and long-term prospects of the issue or issuer and were determined to have adequate resources to fulfill contractual obligations.
Summary of carrying value of non-impaired fixed and variable rate mortgage loans by debt service coverage ratio distribution
The following table reflects mortgage loans amortized cost by debt service coverage ratio distribution and year of origination as of December 31.

($ in thousands)	2020							2019
	2015 and prior	2016	2017	2018	2019	Current	Total	Total
Below 1.0	$—	$—	$—	$—	$—	$—	$—	$—
1.0 - 1.25	31,451	—	16,187	5,000	14,078	13,800	80,516	48,780
1.26 - 1.50	79,681	6,290	27,786	12,009	52,456	—	178,222	221,384
Above 1.50	171,774	60,568	13,216	61,913	53,586	13,000	374,057	463,094
Amortized cost before allowance	$282,906	$66,858	$57,189	$78,922	$120,120	$26,800	$632,795	$733,258
Allowance (1)							(11,093)	—
Amortized cost, net							$621,702	$733,258
_______________
(1)Due to the adoption of the measurement of credit losses on financial instruments accounting standard, prior valuation allowance is now presented as an allowance for expected credit losses.
Schedule of rollforward of the valuation allowance on impaired mortgage loans
The rollforward of credit loss allowance for mortgage loans for the years ended December 31 is as follows:

($ in thousands)	2020
Beginning balance	$—
Cumulative effect of change in accounting principle	(6,129)
Net increases related to credit losses	(9,691)
Reduction of allowance related to sales	4,727
Write-offs	—
Ending balance	$(11,093)